Interests in Other Entities (Tables)	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Schedule of interests in other entities

Name of company	Principal place of business	Nature of business activities	Percentage held directly by the Company	Rate of shares held by the Company
			%
Safe-T Data A.R Ltd.	Israel	Development of data security software	100	100
Safe-T USA Inc.	USA	Business development and sales in the USA	-	100
NetNut Ltd.*	Israel	Business proxy network solution	100	100

*	Acquired on June 12, 2019